Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Note 11.	Equity

(a)	Preferred Shares

The Company has an unlimited number of preferred shares without par value are authorized, of which 70,002 shares are designated as Brookfield Residential 8% convertible preferred shares, series A.

Preferred shares issued and outstanding changed as follows:

December 31
2011

Preferred shares outstanding, beginning of year	9,995,739
Conversion of preferred shares	(9,925,737)

Preferred shares outstanding, end of year	70,002

The Brookfield Residential 8% convertible preferred shares are convertible at the option of the shareholder into common shares of the Company, at a conversion rate of 2.731787607 common shares per convertible preferred share, which is equivalent to a conversion price of $9.15 per share. Dividends on convertible preferred shares will be fully cumulative, without interest, from the date of original issuance of the convertible preferred shares and will be payable semi-annually in arrears. There were no preferred share dividends in arrears for the year ended December 31, 2011 (December 31, 2010 – nil). The 8% convertible preferred shares, series A are perpetual and do not have a maturity date; however, beginning June 30, 2014, if the 90-day volume weighted average market price of the Company’s common shares is greater than $18.30 per share, Brookfield Residential may, at its option, require all such preferred shares to be automatically converted into common shares.

As part of the merger transaction, $38.8 million of preferred shares issued by the Brookfield Office Properties’ residential division were eliminated upon the completion of the merger transaction.

(b)	Common Shares

The authorized common share capital consists of an unlimited number of common voting shares. Common shares issued and outstanding changed as follows:

December 31 2011

Common shares outstanding, beginning of year	53,808,461
Conversion of common shares upon merger transaction	(12,650,341)
Issuance of common shares upon merger transaction	60,184,598

Common shares issued, end of year	101,342,718

Repurchase of common shares for escrowed stock plan (Note 12(a))	(2,000,000)

Common shares outstanding, end of year	99,342,718

On March 31, 2011, Brookfield Residential consolidated its 53,808,461 common shares held by Brookfield Asset Management Inc. at the merger conversion ratio of 0.76490053 to 41,158,120 common shares.

On completion of the merger transaction, Brookfield Office Properties received 51,500,000 common shares of Brookfield Residential common shares for its contribution of BPO Residential. In addition 11,354,500 shares of Brookfield Homes common stock was converted at the merger exchange ratio of 0.76490053 to 8,684,598 common shares of Brookfield Residential.

(c)	Treasury Stock

Prior to March 31, 2011, Brookfield Homes had a share repurchase program that allowed Brookfield Homes to repurchase in aggregate up to $144.0 million of the Company’s outstanding common shares. During the year ended December 31, 2010, 1,213,393 treasury shares were issued pursuant to a stock dividend paid to the preferred stockholders. This issuance of treasury shares was accounted for on an average cost basis. The difference between the amount of the $10.0 million dividend and the average cost of the treasury shares of $55.2 million issued has been charged to retained earnings. At March 31, 2011, the treasury stock of Brookfield Homes of $110.7 million was cancelled as a result of the completion of the merger transaction.